Prepayments and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current portion:
Deposit related to an ongoing litigation		$ 4,862
Advance to suppliers	$ 4,042	3,003
Receivable related to an asset disposal in 2019	4,288	4,684
Receivable from a business disposal in 2015	3,316	3,623
Loans to employees	1,851	1,713
Rental and other deposits	1,397	1,159
Others	4,040	3,867
Less: Allowance for current expected credit losses	(10,667)	(11,069)	$ (10,283)	$ (5,503)
Total of prepayments and other current assets	8,267	11,842
Non-current portion:
Loans to employees, non-current portion	1,543	1,473
Advances to suppliers, non-current portion	594	1,314
Total of long-term prepayments and other assets	$ 2,137	$ 2,787